Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.

The Company’s CODM are the Executive Directors and Chief Executive Officer, who review the operation results by customer base of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment.

With the recent developments in the Company’s business, the Company has reorganized its business segments which now consist of two reportable segments: (i) Digital Asset Tokens, and (ii) AI Tokens (“Segment Reorganization”). As part of the Segment Reorganization, the Company has:

●	combined the former “Investment advisory fees” and “Corporate consultancy service income” as “Consultancy service fee”.

●	combined the former “Securities and virtual assets brokerage commissions and handling income” and “Referral income” as “Transaction service fee”.

●	renamed the former “Asset management income - related parties” as “Asset management service fee”.

●	combined “Interest income”, “Tokenization service fee”, “Transaction service fee”, “Asset management service fee”, and “Consultancy service fee” as a new segment “Digital Asset Tokens”.

●	introduced a new segment, “AI Tokens.” containing “AI infrastructure service fee”.

Comparative segment information has been adjusted to reflect the Segment Reorganization. The Company believes the Segment Reorganization does not have a material impact on its consolidated financial statements. The following summary describes the products and services offered in each of the reorganized reportable segments:

Segments	Business Activities
Digital Asset Tokens		Interest income:
	-	Providing rolling cash balance accounts or IPO financing offered by the Company to customers in relation to the securities brokerage services

Tokenization service fee:
	-	Providing RWA tokenization project-based services to clients who want to engage in web3 activities and trading of tokenized products on chains

Transaction service fee:
	-	Providing securities related services for commission and handling income by offering securities dealing and brokerage services, IPO subscription and other financing services

Asset management service fee:
	-	Providing asset management services for asset management fee, performance fee and fund subscription fee

Consultancy service fee:
	-	Providing capital raising, debt financing, secondary offerings and financial advisory services
	-	Providing corporate consultancy services

AI Tokens		AI infrastructure service fee:
	-	Provides an integrated service model that provides enterprise customers with end-to-end cloud and digital application solutions.

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews key metrics, which include the following:

Year ended March 31, 2026

	Digital Asset Tokens segment	AI Tokens segment	Corporate	Total
	$’000	$’000	$’000	$’000
Revenues- excluding related party income	5,251	22,204	-	27,455
Revenues- related party income	593	-	-	593
Total revenues	5,844	22,204	-	28,048

Marketing and promotion expenses	(23)	(41)	(799)	(863)
Commission and handling expenses	(417)	-	(84)	(501)
Allowance for credit losses	(100)	(353)	-	(453)
Employee benefits expenses	(3,731)	(1,881)	(3,352)	(8,964)
AI cloud service costs	-	(21,293)	-	(21,293)
General and administrative expenses	(1,386)	(3,813)	(3,779)	(8,978)
Total expenses	(5,657)	(27,381)	(8,014)	(41,052)

Interest income	6	-	1	7
Other income (expenses)	23	35	(379)	(321)
Share of results of an associate	-	-	30	30
Total other income (expenses), net	29	35	(348)	(284)

Income (loss) before income tax expense	216	(5,142)	(8,362)	(13,288)

Total assets	9,874	20,606	20,226	50,706
Total liabilities	(5,924)	(11,259)	(8,412)	(25,595)

Net assets	3,950	9,347	11,814	25,111

Year ended March 31, 2025

	Digital Asset Tokens segment	AI Tokens segment	Corporate	Total
	$’000	$’000	$’000	$’000
Revenues- excluding related party income	2,164	-	-	2,164
Revenues- related party income	655	-	-	655
Total revenues	2,819	-	-	2,819

Marketing and promotion expenses	-	-	(1,006)	(1,006)
Commission and handling expenses	(474)	-	-	(474)
Reversal of credit losses	92	-	410	502
Employee benefits expenses	-	-	(2,290)	(2,290)
General and administrative expenses	(1,134)	-	(6,549)	(7,683)
Total expenses	(1,516)	-	(9,435)	(10,951)

Interest income	-	-	41	41
Other expenses	-	-	(374)	(374)
Share of results of an associate	-	-	(54)	(54)
Total other expenses, net	-	-	(387)	(387)

Income (loss) before income tax expense	1,303	-	(9,822)	(8,519)

Total assets	348	-	11,960	12,308
Total liabilities	(5,124)	-	(2,453)	(7,577)

Net assets (liabilities)	(4,776)	-	9,507	4,731

Year ended March 31, 2024

	Digital Asset Token segment	AI Tokens segment	Corporate	Total
	$’000	$’000	$’000	$’000
Revenues- excluding related party income	3,420	-	-	3,420
Revenues- related party income	871	-	-	871
Total revenues	4,291	-	-	4,291

Marketing and promotion expenses	-	-	(927)	(927)
Commission and handling expenses	(15)	-	-	(15)
Allowance for credit losses	(444)	-	(410)	(854)
Employee benefits expenses	-	-	(5,043)	(5,043)
General and administrative expenses	(335)	-	(1,547)	(1,882)
Total expenses	(794)	-	(7,927)	(8,721)

Interest income	-	-	29	29
Other income	-	-	3	3
Share of results of an associate	-	-	(3)	(3)
Total other income, net	-	-	29	29

Income (loss) before income tax expense	3,497	-	(7,898)	(4,401)

Total assets	8,716	-	6,685	15,401
Total liabilities	(5,136)	-	(1,341)	(6,477)

Net assets	3,580	-	5,344	8,924